Loans and Borrowings - Additional Information (Detail) ₺ in Thousands, € in Thousands, $ in Thousands									12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 18, 2020 USD ($) installment	Nov. 27, 2020 USD ($)	Aug. 10, 2020 EUR (€)	Jun. 04, 2020 TRY (₺)	Apr. 01, 2020 USD ($)	Mar. 23, 2020 EUR (€)	Mar. 23, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2018 TRY (₺)	Nov. 18, 2020 TRY (₺)
Disclosure Of Loans And Borrowings [line items]
Amount used | ₺										₺ 22,983,201	₺ 29,060,490	₺ 44,341,070
Debt securities sold | $									$ 20,500
Repayments of borrowings, classified as financing activities | ₺										₺ 26,354,532	₺ 31,297,901	₺ 43,987,127
Lease certificate issuance limit | ₺					₺ 600,000
Issuance of lease certificate | ₺													₺ 50,000
Club loan [member] | EUR
Disclosure Of Loans And Borrowings [line items]
Repayments of borrowings, classified as financing activities | €							€ 148,400
Club loan [member] | USD
Disclosure Of Loans And Borrowings [line items]
Repayments of borrowings, classified as financing activities | $								$ 166,700
J.P.Morgan and AB Svensk Exportkredit [member]
Disclosure Of Loans And Borrowings [line items]
Amount used | $			$ 29,410			$ 47,100
Borrowings, interest rate	3.84%
ING European Financial Services Plc [Member]
Disclosure Of Loans And Borrowings [line items]
Notional amount | €	€ 50,000
Borrowings, term	5 years
Borrowings, interest rate description	Euribor+1.95%
Borrowings, adjustment to variable interest rate	1.95%
ING BANK N.V. and AB Svensk Exportkredit
Disclosure Of Loans And Borrowings [line items]
Borrowings, interest rate		3.04%
Notional amount | $		$ 90,000
Borrowings, term		15 months
Number of equal installments per year for repayment of tranches | installment		2
China Development Bank [member]
Disclosure Of Loans And Borrowings [line items]
Notional amount | €				€ 500,000
Borrowings, term				8 years
Infrastructure investment financing period				3 years
Period for without principal repayment				3 years
China Development Bank [member] | EUR
Disclosure Of Loans And Borrowings [line items]
Borrowings, interest rate description				Euribor+2.29%
Borrowings, adjustment to variable interest rate				2.29%
China Development Bank [member] | RMB/CNY
Disclosure Of Loans And Borrowings [line items]
Borrowings, interest rate				5.15%